Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events:

(a)
Dividend from Castor Series D Preferred Shares: On July 15, 2026, the Company received from Castor a dividend from the Series D preferred shares of Castor, amounting to $1,250,000 for the dividend period from April 15, 2026 to July 14, 2026.

(b)
Dividend from Robin Series A Preferred Shares: On July 15, 2026, the Company received from Robin a dividend from the Series A preferred shares of Robin, amounting to $125,000 for the dividend period from April 15, 2026 to July 14, 2026.

(c)
Dividend on Series A Preferred Shares: On July 15, 2026, the Company paid to Castor a dividend on the Series A Preferred Shares, which was declared on June 27, 2026, amounting to $350,000 for the dividend period from April 15, 2026 to July 14, 2026.

(d)
Revolving Credit Facility: On September 9, 2026, the Company served to the lenders a voluntary cancellation notice, cancelling $8.58 million of the Company’s available commitment under the Facility, thus reducing the borrowing capacity available to the Company thereunder to $50.0 million. All security interests in the Company’s two LPG carriers, the LPG Dream Arrax and the LPG Dream Vermax, mortgaged thereunder and all the obligations under the Facility of the Company’s subsidiaries owning such vessels were released by the lenders in connection with such commitment cancellation. Additionally, the Facility was partially drawn down by $10.0 million on September 11, 2026, and by $38.8 million on October 1, 2026. As of October 9, 2026, $48.8 million was outstanding under the Facility, representing the full amount available following the scheduled reduction of $1.2 million on September 30, 2026.

(e)
Acquisition of a 2018-built MR (MR2 class) tanker vessel: On September 6, 2026, the Company, through a wholly owned subsidiary, entered into agreement with an unaffiliated third-party to acquire a 2018-built MR (MR2 class) tanker vessel, the M/T Wonder Alasia, for a purchase price of $45.9 million. The acquisition was funded using cash on hand. The M/T Wonder Alasia was delivered to the Company on September 17, 2026.

(f)
Spin-Off of LPG Carrier Business: On October 8, 2026, the Company completed the spin-off of its LPG carrier business comprising two LPG carriers, the LPG Dream Arrax and the LPG Dream Vermax, $45.0 million of cash and settlement of certain liabilities and other obligations between the Company and AI OKTO as provided by the Contribution and Spin-Off Distribution Agreement between Toro and AI OKTO (the “AI OKTO Spin-Off”).  In connection with the AI OKTO Spin-Off, the Company distributed all of the outstanding common shares of AI OKTO CORP. (“AI OKTO”) to its shareholders on a pro rata basis, with its common shareholders receiving one common share of AI OKTO for every eight Toro common shares held as of October 1, 2026.  AI OKTO’s common shares have been approved for listing on Nasdaq under the symbol “AIOK.” The Company retains an interest in AI OKTO through the ownership of 5,000,000 shares of 1.00% Series A Convertible Preferred Stock, with a stated amount of $5.00 per share, of AI OKTO. The Company expects to account for the AI OKTO Spin-Off as a distribution to its common shareholders, resulting in a reduction of shareholders’ equity in the fourth quarter of 2026 equal to the carrying amount of the net assets and cash contributed to AI OKTO, less the fair value of the Series A Preferred Shares of AI OKTO retained by the Company. AI OKTO filed a registration statement on Form 20-F, which was declared effective by the SEC on September 29, 2026 and contains a more detailed description of the terms of the AI OKTO Spin-Off.

(g)
Acquisition of a 2014-built MR (MR2 class) tanker vessel: On September 17, 2026, the Company, through a wholly owned subsidiary, entered into an agreement with an unaffiliated third-party to acquire a 2014-built MR (MR2 class) tanker vessel, the M/T Wonder Atria (currently operating under its previous name with IMO No. 9686716), for a purchase price of $37.5 million. The acquisition was funded using cash on hand. The M/T Wonder Atria was delivered to the Company on September 18, 2026.

(h)
New Revolving Credit Facility: On September 30, 2026, one of the Company’s wholly owned MR tanker vessel ship-owning subsidiaries entered into an up to $22.5 million revolving credit facility (the “New Facility”) with a leading European financial institution which was fully drawn down on October 1, 2026. The New Facility has a tenor of five years, bears interest at a rate of Term SOFR plus a margin, and is secured by, among others, a first priority mortgage over the M/T Wonder Alasia. The net proceeds from the New Facility are intended to be used for general corporate purposes.